Thrivent Moderately Conservative Allocation Fund Annual Fund Operating Expenses	Oct. 31, 2025
Thrivent Moderately Conservative Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027